UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-22185

                          IndexIQ Trust
(Exact name of registrant as specified in charter)

     800 Westchester Ave, Suite N611
                   Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave, Suite N611
                   Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-888-934-0777

Date of fiscal year end:    April 30, 2009

Date of reporting period:    June 30, 2008 – October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | OCTOBER 31, 2008

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

This shareholder report must be preceded or accompanies by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008, without charge. Please visit IndexIQ’s web site at www.indexiq.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call IndexIQ at 1-888-934-0777.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by PFPC Distributors, Inc., which is not affiliated with IndexIQ or the Fund's investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Semi-Annual Report

This report provides management’s discussion of fund performance for the IndexIQ ALPHA Hedge Strategy Fund (the “Fund”) for the semi-annual reporting period ended October 31, 2008.

Investment Objective

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ ALPHA Hedge Index (the “Index”). The objective of the Index, in turn, is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Investment Results

The table on page 4 shows the Fund’s performance compared to its primary benchmark, the S&P 500 Index, for the four-month period ended October 31, 2008.

The Fund’s Investor Class shares had negative returns but still outperformed the S&P 500 Index for the 4-month period ended October 31, 2008.

The principle driver of the Fund’s negative returns during the 4-month period was the Fund’s large allocation to emerging equity markets. Emerging equity markets declined significantly in response to primary and secondary effects of the ongoing global financial crisis. The Fund’s short exposure to international equities and U.S. small cap equities, both of which dropped significantly during this period, partially offset the negative contribution from emerging equities.

The Fund’s performance also was negatively impacted by its long exposure to fixed income. Corporate credit and high yield bond prices dropped as credit spreads widened in response to the crises. On the positive side, a short position in emerging market sovereign debt contributed positively to performance as the value of emerging debt fell significantly during the period.

Despite the negative absolute performance of the Fund during the 4-month period, the Fund outperformed the S&P 500 Index due to the net performance of the Fund’s various asset class exposures relative to the S&P 500 Index’s exposure only to U.S. large cap equities.

There was approximately 25% leverage in the Fund during the 4-month period.

Historical Performance

THE FUND VS. ITS BENCHMARK FOR THE PERIOD ENDED OCTOBER 31, 2008

IQ ALPHA Hedge Strategy Fund
Institutional Class	(14.50)%
Investor Class	(14.60)%

IQ ALPHA Hedge Index	(14.53)%

S&P 500 Index	(23.76)%

The Fund inception date is June 30, 2008.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current Fund performance may be lower or higher than the performance shown. The gross total annual operating expense ratio of the Fund, as stated in the current prospectus, is 1.95% for Investor Class Shares and 1.70% for Institutional Class Shares. The Fund applies a 2.00% fee to the value of shares redeemed less than 7 days after purchase. The redemption fee is not reflected in the performance shown above. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period 06/30/08 to 10/31/08” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/30/08	Ending Account Value 10/31/08	Annualized Expense Ratios for the Period 06/30/08* to 10/31/08	Expenses Paid During the Period 6/30/08* to 10/31/08
Institutional Class
Actual	$1,000.00	$ 855.00	1.15%	$3.59	**
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.41	1.15%	$5.85	†

Investor Class
Actual	$1,000.00	$ 854.00	1.40%	$3.56	††
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.15	1.40%	$7.12	†

*	Commencement of operations.
**	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 123/365 (to reflect the period since commencement of operations).
†	Unless otherwise noted, expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect a one-half year period).
††	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 100/365 (to reflect the period since commencement of operations).

Portfolio Summary

October 31, 2008 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($ mil): $2.3

SCHEDULE OF INVESTMENTS SUMMARY TABLE

Investments	% of Net Assets
Debt Funds	52.8%
Equity Funds	13.7
Currency Funds	7.1
Commodity Funds	0.2

Total Investments	73.8
Other Assets in Excess of Liabilities	26.2

Net Assets	100.0%

Statement of Net Assets

October 31, 2008 (unaudited)

Assets
Investments, at value (cost $1,692,731)	$1,692,165
Cash	360,370
Cash collateral for swap transactions	210,000
Receivable for Capital Shares sold	169,850
Expense reimbursements, due from Advisor	101,376
Unrealized appreciation on swap transactions	17,728
Prepaid expenses	25,133

Total assets	2,576,622

Liabilities
Unrealized depreciation on swap transactions	8,777
Payable for investments purchased	116,282
Interest and dividends payable	43,465
Advisory fees payable	800
Trustee fees payable	4,017
Other accrued expenses	109,911

Total liabilities	283,252

Net Assets	$2,293,370

Composition of Net Assets
Paid-in capital	2,331,350
Undistributed net investment income	527
Net realized loss from investments and swap transactions	(46,892)
Net unrealized appreciation on investments and
swap transactions	8,385

Net Assets	$2,293,370

NET ASSET VALUE PER SHARE
($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
Institutional	$2,185,751	255,624	$8.55
Investor	$ 107,619	12,597	$8.54

See notes to financial statements.

Statement of Operations

For the Period June 30, 2008* to October 31, 2008 (unaudited)

Investment Income
Dividend income		$ 1,555

Expenses
Professional fees	$ 56,895
Transfer Agent fees	18,295
Insurance fees	17,765
Shareholder reporting fees	12,947
Blue sky fees	12,774
Administrative fees	10,902
Accounting fees	9,503
Registration fees	7,489
Trustee fees	4,017
Chief Compliance Officer fees	2,022
Advisory fees	800
Custodian fees	680
Distribution fee- Investor class	60
Miscellaneous	2,224

Total expenses before reimbursements	156,373
Less: reimbursements from Advisor	(155,345)

Net expenses		1,028

Net investment income		527

Realized and Unrealized Gain (Loss) on
Investments and Swap Transactions
Realized loss on investments and
swap transactions		(46,892)
Unrealized appreciation on investments and
swap transactions		8,385

Net realized and unrealized loss
from investments and swap transactions		(38,507)

Net Decrease in Net Assets from Operations		$(37,980)

*	Commencement of operations

See notes to financial statements.

Statement of Changes in Net Assets

For the Period June 30, 2008* to October 31, 2008 (unaudited)

Increase (Decrease) in Net Assets
Operations
Net investment income	$ 527
Net realized loss from investments and swap transactions	(46,892)
Net unrealized appreciation on investments and
swap transactions	8,835

Net decrease in net assets from operations	(37,980)

Capital Share Transactions
Net increase from capital share transactions	2,231,350

Total increase	2,193,370

Net Assets
Beginning of period	100,000

End of period (Including undistributed net investment
income of $527)	$2,293,370

*	Commencement of operations

See notes to financial statements.

Notes to Financial Statements

October 31, 2008 (unaudited)

1. ORGANIZATION

IQ ALPHA Hedge Strategy Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law on February 20, 2008. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Investor Class and Institutional Class. Both classes have equal rights and voting privileges, except in matters affecting a single class.

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ Alpha Hedge Index (the “Index”). The objective of the Index, in turn, is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities. Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if IndexIQ Advisors LLC (“Advisor”) determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (“Board”).

Notes to Financial Statements (continued)

October 31, 2008 (unaudited)

The circumstances in which the Fund may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders.

Dividends and Distributions to Shareholders

The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date. Dividends paid by the Fund with respect to all classes of shares are calculated in the same manner and at the same time, but dividends on Investor Class Shares may be lower than dividends on the Institutional Class Shares as a result of the service and/or distribution fees applicable to Investor Class Shares. Net realized long-term and short-term capital gains will be distributed by the Fund at least annually.

Cash and Cash Equivalents

Cash and cash equivalents are highly liquid investments, with maturities of three months or less when acquired.

Expenses

All of the routine operational, administrative and other ordinary expenses of the Fund will be paid by the Fund. Class level expenses shall be allocated to each respective class as expenses are incurred.

3. INVESTMENT MANAGEMENT

The Fund has entered into an Investment Advisory Agreement with the Advisor. Subject to the oversight of the Board, the Advisor is responsible for

Notes to Financial Statements (continued)

October 31, 2008 (unaudited)

the general management and administration, either directly or through others selected by it, of the Fund. Pursuant to the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly, at the annual rate of 0.95% of the Fund’s average daily net assets. The Advisor has retained Mellon Capital Management Corporation (“MCM” and the “Sub-Advisor”), which is unaffiliated with the Advisor, to conduct the day-to-day portfolio management of the Fund. Pursuant to MCM’s Sub-Advisory Agreement, the Advisor pays MCM an annual fee, payable monthly for their services. The Investment Advisory and the Sub-Advisory Agreements were approved by the Independent Trustees of the Trust at the Trust’s organizational meeting on May 12, 2008.

4. PLAN OF DISTRIBUTION (12B-1 FEES)

The Trust has adopted a Plan of Distribution (“Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares. The Plan allows for the payment of services related to the distribution and servicing of shares at a rate of up to 0.25% per annum of the average daily net asset value of the Investor Class shares of the Fund.

5. EXPENSE LIMITATION

The Trust and the Advisor have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive its fee and/or reimburse the Fund to the extent that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, dividends paid on short sales, extraordinary expenses, and Distribution and/or Service (12b-1) Fees, if any) exceed 1.15% for the Institutional Class of Shares and Investor Class of Shares during the Fund’s initial fiscal year ending April 30, 2009. The Expense Limitation Agreement will allow the Advisor to recover reimbursements made to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Advisor can only recover such amounts for a period of up to three years after the reimbursement. This agreement can be extended year to year thereafter provided such continuance is specifically approved by a majority of the Independent Trustees. For the period ended October 31, 2008, the Advisor waived the following fees:

Class	Fees Waived
Institutional Class	$116,781
Investor Class	38,564

$155,345

Notes to Financial Statements (continued)

October 31, 2008 (unaudited)

6. OTHER SERVICE PROVIDERS

Bank of New York Mellon serves as the Fund’s Administrator, Custodian and Accounting Agent and is an affiliate of the Sub-Advisor. The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company. PFPC Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor and PFPC Inc. serves as the Fund’s Transfer Agent.

7. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Fund will be paid by the Advisor. The Trust and the Fund do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf. As of October 31, 2008, the Advisor has paid $381,667 in offering and organizational costs.

8. PURCHASES AND REDEMPTION OF SHARES

Investors may purchase Investor Class Shares and Institutional Class Shares of the Fund at their net asset value (“NAV”), based on the next calculation of NAV after the order is placed. Neither the Fund nor the Distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its Transfer Agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 pm (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business.

9. STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (“SFAS”) NO. 157, “FAIR VALUE MEASUREMENTS”

In September 2006, the Financial Accounting Standards Board issued SFAS No. 157 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to currently generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2

Notes to Financial Statements (continued)

October 31, 2008 (unaudited)

includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the fund’s own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s assets as of October 31, 2008:

	Investments in Securities	Other Financial Investments*

Valuation inputs
Level 1 — Quoted Prices	$1,692,165	—
Level 2 — Other Significant Observable Inputs	—	$8,951
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,692,165	$8,951

*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

10. FEDERAL INCOME TAX

At October 31, 2008, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes is as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,692,731	$26,261	$(26,827)	$(566)

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review

Notes to Financial Statements (continued)

October 31, 2008 (unaudited)

and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

11. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended October 31, 2008 were $1,942,798 and $38,339, respectively.

12. SUMMARY OF TOTAL RETURN SWAP AGREEMENTS

Morgan Stanley acts as the counterparty to all total return swaps listed below. When the notional amount is negative, the Fund pays the total return of the benchmark and receives the annual financing rate and conversely, when the notional amount is positive, the Fund receives the total return of the benchmark and pays the annual financing rate.

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Currency Shares Euro Trust	0.70%	7/6/2010	39,281	$ (395)
iPath Dow Jones-AIG
Commodity Index
Total Return ETN	0.70%	7/6/2010	2,392	37
iShares iBoxx $ High Yield
Corporate Bond Fund	0.70%	7/6/2010	66,635	914
iShares Lehman Credit
Bond Fund	0.70%	7/6/2010	87,025	(984)
iShares Lehman Short
Treasury Bond Fund	0.70%	7/6/2010	216,644	166
iShares Lehman US Treasury
Inflation Protected
Securities Fund	0.70%	7/6/2010	9,752	(73)
iShares MSCI EAFE Index Fund	0.70%	7/6/2010	(287,544)	(2,089)
iShares Russell 2000 Index Fund	1.40%	7/6/2010	(129,656)	(5,221)
PowerShares DB G10
Currency Harvest Fund	0.70%	7/6/2010	35,593	574
PowerShares Emerging Market
Sovereign Debt Portfolio	2.20%	7/6/2010	(101,737)	120
Vanguard Emerging Market ETF	0.70%	7/6/2010	145,440	15,088
Vanguard REIT ETF	0.70%	7/6/2010	5,070	829
Vanguard Total Bond Market ETF	0.70%	7/6/2010	422,703	(15)

Net Unrealized Appreciation				$8,951

13. NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about

Notes to Financial Statements (continued)

October 31, 2008 (unaudited)

objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding for the Period June 30, 20081 to October 31, 2008 (unaudited)

INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.00

Income from Investment Operations
Net investment income[2]	—
Net realized and unrealized loss on investments and
swap transactions	(1.45)

Net decrease in net asset value from operations	(1.45)

Net asset value, end of period	$8.55

Total Return
Total investment return based on net asset value[3]	(14.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,186
Ratio to average net assets of:
Expenses net of reimbursements[4]	1.15%
Expenses before reimbursements[4]	194.52%
Net investment income[4]	0.36%
Portfolio turnover rate[5]	7.11%

INVESTOR CLASS
Net asset value, beginning of period	$10.00

Income from Investment Operations
Net investment income[2]	0.04
Net realized and unrealized loss on investments and
swap transactions	(1.50)

Net decrease in net asset value from operations	(1.46)

Net asset value, end of period	$8.54

Total Return
Total investment return based on net asset value[3]	(14.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107
Ratio to average net assets of:
Expenses net of reimbursements[4]	1.40%
Expenses before reimbursements[4]	163.10%
Net investment income[4]	1.29%
Portfolio turnover rate[5]	7.11%

1	Commencement of operations
2	Based on average shares outstanding
3	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends. Total return calculated for a period less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the advisor.
4	Annualized
5	Portfolio turnover rate is not annualized.

See notes to financial statements.

BOARD OF TRUSTEES

Gregory D. Bassuk, Chairman
Reena Aggarwal
Gene Chao

OFFICERS

Adam Patti, Chief Executive Officer
David Fogel, Executive Vice President

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573

Sub-Advisor
Mellon Capital Management Corp.
50 Fremont Street, Suite 3900
San Francisco, California 94105

Custodian/Fund Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

Distributor/ Transfer Agent
PFPC Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Schedule of Investments

October 31, 2008 (Unaudited)

Investments	Shares	Value
Investments — 73.8%

Commodity Funds — 0.2%
iPath Dow Jones-AIG Commodity Index
Total Return ETN*	125	$5,056

Currency Funds — 7.1%
CurrencyShares Euro Trust	627	80,062
PowerShares DB G10 Currency Harvest Fund*	3,986	81,912

Total Currency Funds		161,974

Debt Funds — 52.8%
iShares iBoxx $ High Yield Corporate
Bond Fund	1,919	138,264
iShares Lehman Credit Bond Fund	2,087	178,125
iShares Lehman Treasury Inflation Protected
Securities Fund	218	20,078
Vanguard Total Bond Market ETF	11,979	875,545

Total Debt Funds		1,212,012

Equity Funds — 13.7%
Vanguard Emerging Markets ETF	11,976	301,915
Vanguard REIT ETF	270	11,208

Total Equity Funds		313,123

Total Investments — 73.8%
(Cost $1,692,731)		$1,692,165
Other Assets in Excess of Liabilities — 26.2%(a)		601,205

Net Assets — 100.0%		$2,293,370

* Non-income producing.
(a) Other assets in excess of liabilities include net unrealized depreciation on swaps.
ETN — Exchange Traded Notes
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

See notes to financial statements.

Board Review of Investment Advisory and Sub-Advisory Agreements

General Background

IndexIQ Advisors LLC (“Advisor”) acts as the Fund’s investment adviser and has been appointed by the Fund to provide to the Fund directly, or arrange through third parties, investment advisory services pursuant to an investment advisory agreement with the Fund (the “Investment Advisory Agreement”). The Advisor is a registered investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund pays the Advisor a fee for its investment advisory services as a percentage of the Fund’s assets. That fee is accrued daily and payable monthly at an annual rate of 0.95% of the Fund’s average daily net assets. The Advisor has contractually agreed to limit the expenses, with certain exceptions, of the Fund through April 30, 2009 to 1.15% of the Fund’s average daily net assets.

The Advisor has arranged for the provision of investment advisory services by a third party pursuant to a sub-advisory agreement between the Advisor and Mellon Capital Management Corporation (the “Investment Sub-Advisory Agreement”) (“MCM”). MCM is a registered investment adviser under the Advisers Act. The Advisor pays MCM a fee for its investment advisory services. That fee is accrued daily and payable monthly at an annual rate of 0.12% of the Fund’s average daily net assets up to $100 million and at an annual rate of 0.07% of the Fund’s average daily net assets in excess of $100 million.

Annual Approval Process

The Fund’s Board of Trustees (the “Board”), including those Trustees who would not be considered “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, voting separately, is legally required to review and approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement initially and thereafter annually following the completion of an initial two year term. In determining whether it was appropriate to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Board requested from the Advisor and MCM information that the Board believed to be reasonably necessary to reach its conclusion. At an “in-person” meeting held on May 12, 2008 (the “Meeting”), the Board discussed issues pertaining to the proposed approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement with representatives from the Advisor and MCM and with legal counsel, including a separate consultation between the Independent Trustees and legal counsel. This information formed the primary basis for the Trustees’ determinations. During the Meeting the Trustees reviewed a memorandum which detailed the duties and responsibilities of the Trustees with respect to their consideration of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. The Trustees reviewed the contract approval materials provided by the Advisor and MCM, including, but not limited to (1) an organizational overview of the Advisor and MCM and biographies of the personnel providing services to the Fund, (2) a copy of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, (3) Forms ADV of the Advisor and MCM, and (4) mutual fund industry fee comparison data.

In view of the broad scope and variety of factors and information reviewed by the Board, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. The Board did not identify any particular information that was all-important or controlling. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, although individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

Specifically, the Board reviewed information that included: (1) the nature, extent, quality and costs of the services that the Advisor and MCM are expected to provide to the Fund; (2) the management philosophies, personnel and processes of the Advisor and MCM; (3) the structure of the Advisor and MCM and their ability to provide services to the Fund, based on their financial condition as well as the credentials, reputation, background and investment experience of its personnel; (4) the anticipated costs of services provided and the projected profits to be realized by the Advisor, MCM and their affiliates from the relationship with the Fund; and (5) the economies of scale, or lack thereof in the case of the Advisor, in the structure of the affiliation of the Advisor and MCM with the Fund and whether such factor impacts the performance for investors as the Fund grows. The Advisor had no prior performance figures to be considered. The Board also considered the Expense Limitation Agreement and its impact on fees and assumed expenses.

Approval of Investment Advisory Agreement and the Investment Sub-Advisory Agreement

At the Meeting, based on its conclusions, and with the assistance of counsel, the Board including the Independent Trustees determined that the proposed agreements with the Advisor and MCM were fair and reasonable. Accordingly, the Board voted, and the Independent Trustees voted separately, to unanimously approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.

IQ ALPHA Hedge Strategy Fund
c/o IndexIQ
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573
1-888-934-0777

SEMI-ANNUAL REPORT | OCTOBER 31, 2008

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b)	Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a -(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: January 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: January 5, 2009

By:/s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: January 5, 2009